Acquisitions Acquisitions Pro Forma Financial Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Business Acquisition [Line Items]
Operating Income (Loss)	$ 122,896,000	[1],[2]	$ 142,782,000	[1],[3]	$ 110,197,000	[1],[4]	$ 106,000,000	[1]	$ 94,899,000	[1],[5]	$ 91,892,000	[1],[6]	$ 85,003,000	[1],[6]	$ 165,809,000	[1],[7]	$ 481,875,000	[1],[8]	$ 437,603,000	[1]	$ 274,021,000
Interest expense, net																	(58,275,000)	[8],[9]	(62,900,000)	[10]	(29,245,000)
Provision (benefit) for income taxes																	(17,729,000)		214,463,000		85,971,000
Boise Inc.
Business Acquisition [Line Items]
Sales																	5,696,200,000		5,355,900,000
Net income (a)																	497,400,000	[11]	222,400,000	[11]
Net income per share - diluted																	$ 5.10		$ 2.28
Nonrecurring Acquisition-Related Costs | Boise Inc.
Business Acquisition [Line Items]
Operating Income (Loss)	(15,800,000)		(1,500,000)
Nonrecurring Acquisition-Related Costs | Included in Boise's Income From Operations | Boise Inc.
Business Acquisition [Line Items]
Operating Income (Loss)																	(400,000)
Nonrecurring Acquisition-Related Costs | Other Expense, Net | Boise Inc.
Business Acquisition [Line Items]
Operating Income (Loss)																	(17,200,000)
Acquisition Inventory Step-Up | Included in Boise's Income From Operations | Boise Inc.
Business Acquisition [Line Items]
Operating Income (Loss)																	(21,500,000)
Acquisition-Related Debt Financing Costs | Boise Inc.
Business Acquisition [Line Items]
Interest expense, net	(8,900,000)		(2,700,000)
Acquisition-Related Debt Financing Costs | Interest Expense | Boise Inc.
Business Acquisition [Line Items]
Interest expense, net																	(11,600,000)
Alternative Fuel Mixture Credits
Business Acquisition [Line Items]
Provision (benefit) for income taxes	(166,000,000)																(166,000,000)
Integration-Related and Other Costs | Boise Inc.
Business Acquisition [Line Items]
Operating Income (Loss)	(17,400,000)																(17,400,000)
Integration-Related and Other Costs | Included in Boise's Income From Operations | Boise Inc.
Business Acquisition [Line Items]
Operating Income (Loss)																	$ (14,600,000)

[1]	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost.
[2]	Includes Boise's results for the period of October 25, 2013, through December 31, 2013. The quarter also includes $166.0 million of income tax benefits from the reversal of the reserves for unrecognized tax benefits from alternative energy tax credits ($1.70 per diluted share), partially offset by $21.5 million of expense for the acquisition inventory step-up ($13.6 million after tax or $0.14 per diluted share), $15.8 million of acquisition-related costs ($10.0 million after tax or $0.10 per diluted share), $8.9 million of acquisition-related financing costs ($5.6 million after tax or $0.06 per diluted share), and $17.4 million of integration-related and other costs ($11.0 million after tax or $0.11 per diluted share).
[3]	Includes a $3.1 million non-cash pension curtailment charge ($2.0 million after tax or $0.02 per diluted share), $1.5 million of acquisition-related costs ($1.0 million after tax or $0.01 per diluted share), and $2.7 million of acquisition-related financing costs ($1.8 million after tax or $0.02 per diluted share).
[4]	Includes a $7.8 million non-cash pension curtailment charge ($5.0 million after tax or $0.05 per diluted share).
[5]	Includes $3.4 million of income from state income tax adjustments ($0.03 per diluted share), partially offset by $2.0 million of plant closure charges ($1.4 million after tax or $0.01 per diluted share).
[6]	The second and third quarters of 2012 include debt refinancing charges of $3.7 million ($2.5 million after tax or $0.03 per diluted share) and $21.1 million ($13.5 million after tax or $0.14 per diluted share), respectively.
[7]	During the first quarter of 2012, PCA amended its 2009 federal income tax return to reduce the gallons claimed as cellulosic biofuel producer credits previously recorded as a tax benefit and to increase those gallons claimed as alternative fuel mixture credits previously recorded as income. The increase in gallons claimed as alternative fuel mixture credits resulted in income of $95.5 million. The decrease in gallons claimed as cellulosic biofuel producer credits resulted in a decrease in tax benefits of $118.5 million, for a total decrease in net income of $23.0 million ($0.24 per diluted share).
[8]	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.
[9]	Includes $10.5 million of expenses for financing the acquisition and $1.1 million of expense for the write-off of deferred financing costs.
[10]	Includes $24.8 million of debt refinancing charges, including the $21.3 million redemption premium, the $3.4 million charge to settle the treasury lock prior to its maturity, and $0.1 million of other items.
[11]	The 2013 and 2012 unaudited pro forma financial information presented in the table above has been adjusted to give effect to adjustments that are directly related to the acquisition, factually supportable, and expected to have a continuing impact. These adjustments include, but are not limited to, the application of our accounting policies; elimination of related party transactions; depreciation and amortization related to fair value adjustments to property, plant and equipment and intangible assets; and interest expense on acquisition-related debt. The 2013 unaudited pro forma net income was also adjusted to exclude $21.5 million of acquisition inventory step-up expense, $17.2 million of acquisition-related costs, which primarily consist of advisory, legal, accounting, valuation and other professional or consulting fees, and $11.6 million of acquisition-related debt financing costs. Included in 2013 pro forma net income is $166.0 million of income from the reversal of tax reserves related to alternative fuel mixture credits, $17.4 million of integration-related and other costs, which primarily consist of severance and other employee costs and professional services.